Summary of Significant Accounting Policies (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) ₨ / shares MW		Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($) MW		Mar. 31, 2021 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign exchange conversion rate | (per share)	₨ 75.87		$ 1
Amortized cost of held to maturity investments	₨ 6			₨ 7				$ 0.1		$ 0.1
Maturity date of held to maturity investments	Jan. 31, 2023		Jan. 31, 2023
Allowance for credit losses	₨ 285			475				$ 3.8
Interest capitalized	595		$ 7.8	333			₨ 355
Impairment of long-lived assets
Weighted average remaining operating lease term	30 years			30 years				30 years		30 years
Rights of use asset	₨ 4,465	[1]		₨ 4,214	[1]			$ 58.9	[1]
Total lease liabilities	3,834			3,642				50.6
Asset retirement obligations	902			811			741	11.9		$ 10.7
Accretion expense	59		0.8	42			36
Depreciation expense	3,639		48.0	3,165			2,808
ARO liability reduced amount	91		1.2
Amortization of debt financing costs	1,107		14.6	369			709
Written off debt financing cost	739		$ 9.7	30			271
Debt issuance expense	₨ 1,189			1,107				15.7
Tax benefit percentage	50.00%		50.00%
Contributions to provident fund	₨ 27		$ 0.4	27			37
Defined benefit plans	56			50			34	0.8		$ 0.7
Revenue from customers	18,341		241.7	15,236			12,958
Amortization of Power Contracts Emission Credits	720		$ 9.5	103
Proceeds from sale of available for sale securities
Sale of power, payment terms	payment within 30 to 60 days of sale		payment within 30 to 60 days of sale
Share based compensation expense capitalized	₨ 23		$ 0.3	8			13
Non-controlling interest	662			204				$ 8.7
Net loss	₨ 22		0.3
Net profit				5
Ten M W Gujarat Power Plant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage by non-controlling owners	0.83%							0.83%
Fifty M W Uttar Pradesh Power Plant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage by non-controlling owners	49.00%							49.00%
Hundred M W Telangana Power Plant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage by non-controlling owners	0.60%							0.60%
Azure Power India Private Limited A Z I [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage by non-controlling owners	0.01%							0.01%
DJB [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage by non-controlling owners	49.00%							49.00%
GEDCOL [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage by non-controlling owners	48.60%							48.60%
DMRC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage by non-controlling owners	48.60%							48.60%
Railway Project [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage by non-controlling owners	48.60%							48.60%
Other Assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Debt issuance expense				367
Other Current Assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Debt issuance expense	₨ 141							$ 1.9
Deferred Compensation, Excluding Share-Based Payments and Retirement Benefits [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Defined benefit plans | $								0.7
General and Administrative Expense [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Share based compensation expense	69		0.9	44			17
Share based compensation expense capitalized | $
Stock Appreciation Rights (SARs) [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Share based compensation expense	373			1,319
Share based compensation expense capitalized | $
Stock Appreciation Rights (SARs) [Member] | General and Administrative Expense [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Share based compensation expense	1,319		$ 4.9	373
Rooftop Business [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non-controlling interest	₨ 453							$ 6.0
Solar Power Plant1 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Capacity of solar power project (in Megawatts) | MW	50							50
Solar Power Plant2 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Capacity of solar power project (in Megawatts) | MW	10							10
Accounting Standards Update 2016-02 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lessee, operating lease, option to extend lease term	35 years		35 years
Weighted average discount rate	10.00%							10.00%
Weighted average remaining operating lease term	30 years							30 years
Finance leases	₨ 0
Rights of use asset	4,465							$ 58.9
Total lease liabilities	3,834							$ 50.5
Lease expense	₨ 439		$ 5.8	502
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lessee operating lease term of contract	3 years							3 years
Statutory income tax rate	25.17%		25.17%
Shareholder percentage	48.60%		48.60%
Minimum [Member] | Employee Stock Option Plan [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest	20.00%							20.00%
Minimum [Member] | Accounting Standards Update 2016-02 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lessee operating lease term of contract	25 years							25 years
Lease rent escalation percentage	5.00%		5.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lessee operating lease term of contract	35 years							35 years
Reduction in right of use assets
Statutory income tax rate	34.94%		34.94%
Shareholder percentage	49.00%		49.00%
Maximum [Member] | Employee Stock Option Plan [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest	50.00%							50.00%
Maximum [Member] | Accounting Standards Update 2016-02 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lessee operating lease term of contract	35 years							35 years
Lease rent escalation percentage	10.00%		10.00%
Taxation Laws Acts 2019 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Reduced corporate tax rate	25.17%		25.17%
Safe Guard Duties And Goods And Service Tax [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue from customers	₨ 340		$ 4.5	381
Power Purchase Agreements [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase agreement Term	25 years		25 years
Asset retirement obligations [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Depreciation expense	₨ 14		$ 0.2	23			₨ 21
Bank Time Deposits [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents	₨ 10,482			₨ 9,936				$ 138.2

[1]	Also see note 27. “Whistle-blower Allegations and Special Committee Investigation” for adjustment towards payment made to land aggregators